Property, Plant and Equipment, Net - Summary of Changes to Accumulated Depreciation of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	$ (1,081.3)
Depreciation expense	118.8	$ 95.2
Ending balance	(1,405.2)	(1,081.3)
Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	447.0	322.8
Depreciation expense	118.8	95.2
Disposals	(41.7)	0.1
Foreign exchange	1.0	28.9
Ending balance	525.1	447.0
Freehold Land [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(6.6)
Ending balance	(6.7)	(6.6)
Freehold Land [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Buildings [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(39.2)
Ending balance	(52.4)	(39.2)
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	33.9	26.6
Depreciation expense	4.8	5.0
Disposals	(0.1)	0.0
Foreign exchange	0.0	2.3
Ending balance	38.6	33.9
Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(691.7)
Ending balance	(697.6)	(691.7)
Machinery & Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	411.1	294.8
Depreciation expense	112.9	89.6
Disposals	(41.6)	0.1
Foreign exchange	1.0	26.6
Ending balance	483.4	411.1
Computer Hardware [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(1.9)
Ending balance	(4.0)	(1.9)
Computer Hardware [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	1.1	0.8
Depreciation expense	0.5	0.3
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	1.6	1.1
Right-of-use assets [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(3.4)
Ending balance	(6.2)	(3.4)
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.9	0.6
Depreciation expense	0.6	0.3
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	1.5	0.9
Property under construction [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	(338.5)
Ending balance	(638.3)	(338.5)
Property under construction [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Detailed Information About Changes To Accumulated Amortisation Of Property Plant And Equipment [Line Items]
Beginning balance	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.0	0.0
Ending balance	$ 0.0	$ 0.0